Bank loans (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Apr. 30, 2019	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Feb. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Guarantee fees				$ 83,000	$ 72,000
Interest Rate				18.00%
Interest expense				$ 234,628	$ 141,880	$ 162,566
Infobird Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 3,100,000		$ 2,900,000
Loan		$ 2,900,000	$ 3,100,000
Interest Rate		5.20%	5.70%
Infobird Beijing [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.80%
Infobird Beijing [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	5.00%
Shanghai Pudong Development Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan								$ 500,000
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan								$ 300,000
Proceeds from bank loan				300,000
Repayment of bank loan				$ 100,000
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan							$ 800,000